Document and Entity Information	Jun. 16, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001590895
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Registrant Name	Eldorado Resorts, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001, par value
Trading Symbol	ERI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false